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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
                11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                            Invesco Aim Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 7/01/07 - 6/30/08

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02729
Reporting Period: 07/01/2007 - 06/30/2008
Short-Term Investments Trust









====================== STIT GOVERNMENT & AGENCY PORTFOLIO ======================

The Fund did not vote any proxies during the reporting period.


==================== STIT GOVERNMENT TAXADVANTAGE PORTFOLIO ====================

The Fund did not vote any proxies during the reporting period.


========================= STIT LIQUID ASSETS PORTFOLIO =========================

The Fund did not vote any proxies during the reporting period.


=========================== STIT TREASURY PORTFOLIO ============================

The Fund did not vote any proxies during the reporting period.


========================= STIT - STIC PRIME PORTFOLIO ==========================

The Fund did not vote any proxies during the reporting period.


==================== STIT - TAX FREE CASH RESERVE PORTFOLIO ====================

The Fund did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SHORT-TERM INVESTMENTS TRUST


By (Signature and Title)*               /s/ KAREN DUNN KELLEY
                                        ----------------------------------------
                                        Karen Dunn Kelley
                                        Principal Executive Officer

Date August 28, 2008

*    Please print the name and title of the signing officer below the signature.